As filed with the U.S. Securities and Exchange Commission on May 22, 2013

Securities Act File No. 333-32575

Investment Company Act File No. 811-08319

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 62	☒

And/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 62	☒
(Check appropriate box or boxes)

ING PARTNERS, INC.

(Exact Name of Registrant Specified in Charter)

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ  85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (800) 992-0180

Huey P. Falgout, Jr.	With copies to:
ING Investments, LLC	Jeffrey S. Puretz, Esq.
7337 East Doubletree Ranch Rd.	Dechert, LLP
Scottsdale, AZ 85258	1900 K Street, N.W.
(Name and Address of Agent for Service)	Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)	☐	on (date), pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date), pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

This post-effective amendment only relates to Class T shares of ING Index Solution 2055 Portfolio.

EXPLANATORY NOTE

This Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A for ING Partners, Inc. (the “Registrant”) (“Post-Effective Amendment No. 62”) is being filed for the sole purpose of correcting the EDGAR class identifier for Class T shares of ING Index Solution 2055 Portfolio only, which was inadvertently omitted in Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A (“Post-Effective Amendment No. 60”) that was filed on April 29, 2013 (Accession No. 0001104659-13-034266).

This Post-Effective Amendment No. 62 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 60.

PART C

OTHER INFORMATION

ITEM 28. EXHIBITS

(a)	(1)

Articles of Incorporation for ING Partners, Inc. (formerly known as Portfolio  Partners, Inc.) - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(2)

Articles of Amendment effective August 29, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant’s Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

(3)

Articles of Amendment effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(4)

Articles of Amendment effective December 16, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(5)

Articles of Amendment effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(6)

Articles of Amendment effective January 23, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(7)

Articles of Amendment effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(8)

Articles of Amendment effective November 8, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(9)

Articles Supplementary to Articles of Incorporation effective August 20, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(10)

Articles Supplementary to Articles of Incorporation effective February 11, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant’s Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

(11)

Articles Supplementary to Articles of Incorporation effective January 17, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant’s Form N-1A Registration Statement on February 3, 2003 and incorporated herein by reference.

(12)

Articles Supplementary to Articles of Incorporation effective June 10, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant’s Form N-1A Registration Statement on July 2, 2004 and incorporated herein by reference.

(13)

Articles Supplementary to Articles of Incorporation effective November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(14)

Articles of Amendment effective May 2, 2005 to Articles of Incorporation (name change) - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(15)

Articles Supplementary dated August 8, 2005 to the Articles of Incorporation - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant’s Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

(16)

Articles Supplementary dated November 23, 2005 to the Articles of Incorporation - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant’s Form N-1A Registration Statement on December 6, 2005 and incorporated herein by reference.

(17)

Articles Supplementary dated January 31, 2006 to the Articles of Incorporation of ING Partners, Inc.— Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(18)

Articles of Amendment, effective April 28, 2006 — Filed as an Exhibit to Post-Effective Amendment No. 28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(19)

Article of Amendment effective August 7, 2006 regarding ING MFS Capital Opportunities Portfolio name change — Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(20)

Articles of Amendment effective January 30, 2007 regarding the dissolution of ING Goldman Sachs Capital Growth Portfolio and ING Goldman Sachs Structured Equity Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(21)

Articles Supplementary effective June 13, 2007 regarding Solution Growth and Income Portfolio and Solution Growth Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 33 to Registrant’s Form N-1A Registration Statement on June 28, 2007 and incorporated herein by reference.

(22)

Articles of Amendment effective August 20, regarding the name change of ING Davis Venture Value Portfolio — Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(23)

Articles of Amendment effective November 29, 2007 regarding the dissolution of ING Fundamental Research Portfolio — Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(24)

Articles Supplementary dated February 27, 2007 to the Articles of Incorporation of ING Partners, Inc. — Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(25)

Articles Supplementary dated January 16, 2009 to the Articles of Incorporation of ING Partners, Inc. — Filed as an exhibit to Post-Effective Amendment No. 41 to Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(26)

Articles Supplementary dated March 18, 2009 to the Articles of Incorporation of ING Partners, Inc. — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(27)

Articles Supplementary dated April 1, 2009 regarding the name change of ING Columbia Small Cap Value II Portfolio — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(28)

Articles Supplementary to Articles of Incorporation of ING Partners, Inc. dated June 22, 2009 — Filed as an exhibit to Post-Effective Amendment No. 47 to Registrant’s Form N-1A Registration Statement on December 3, 2009 and incorporated herein by reference.

(29)

Articles of Amendment dated July 29, 2009 regarding the dissolution of ING American Century Large Company Value Portfolio and ING Neuberger Berman Partners Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(30)

Articles Supplementary to Articles of Incorporation of ING Partners, Inc. dated March 19, 2010 regarding the creation of ING Solution Aggressive Growth Portfolio and ING Solution Conservative Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(31)

Articles of Amendment effective April 30, 2010 regarding ING Legg Mason ClearBridge Aggressive Growth Portfolio name change — Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(32)

Articles of Amendment effective September 8, 2011 regarding the dissolution of ING Baron Asset Portfolio and ING Fidelity® VIP Growth Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(33)

Articles of Amendment effective January 21, 2011 regarding ING Oppenheimer Global Strategic Income Portfolio name change — Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.
(34)

Articles of Amendment effective February 17, 2011 regarding the dissolution of ING Legg Mason ClearBridge Aggressive Growth Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(35)

Articles of Amendment effective April 29, 2011 regarding name change of ING Columbia Small Cap Value Portfolio, ING Van Kampen Comstock Portfolio, and ING Van Kampen Equity and Income Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(36)

Articles Supplementary dated August 19, 2011 to the Articles of Incorporation of ING Partners, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 54 to Registrant’s Form N-1A Registration Statement on September 27, 2011 and incorporated herein by reference.

(37)

Articles of Amendment dated September 23, 2011 regarding the dissolution of Adviser Class’ shares of ING Pioneer High Yield Portfolio — Filed as an exhibit to Post-Effective Amendment No. 56 to Registrant’s Form N-1A Registration Statement on February 10, 2012 and incorporated herein by reference.

(38)

Articles of Amendment dated January 27, 2012 regarding the dissolution of Service 2 Class shares of ING Global Bond Portfolio — Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Form N-1A Registration Statement on April 23, 2012 and incorporated herein by reference.

(39)

Articles of Amendment dated April 16, 2012 regarding name change of ING Baron Small Cap Growth Portfolio — Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(40)

Articles of Amendment dated November 6, 2012 regarding name change of ING Thornburg Value Portfolio — Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(41)	Articles Supplementary to Articles of Incorporation of ING Partners, Inc. dated February 28, 2013 regarding the creation of ING Solution

		Aggressive Portfolio — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.
	(42)

Articles of Amendment dated April 22, 2013 regarding the dissolution of ING Growth and Income Core Portfolio and ING UBS U.S. Large Cap Equity Portfolio — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

	(43)

Articles of Amendment dated April 23, 2013 regarding the name change of ING Davis New York Venture Portfolio, ING Invesco Van Kampen Comstock Portfolio, ING Invesco Van Kampen Equity and Income Portfolio, ING Solution Aggressive Growth Portfolio, ING Solution Growth Portfolio, and ING Solution Moderate Portfolio — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

	(44)

Form of Articles of Amendment dated November 2012 regarding the dissolution of Class S2 shares of ING Fidelity VIP Contrafund Portfolio and ING Fidelity VIP Equity-Income Portfolio — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(b)	(1)	By-laws - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.
		(i)

Amendment to the By-laws of ING Partners, Inc. dated November 10, 2005 — Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(c)

Instruments Defining Rights of Security Holders (set forth in the Articles of incorporation which are incorporated by reference) - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and   incorporated herein by reference.

(d)	(1)

Investment Advisory Agreement dated May 1, 2003 between ING Partners, Inc. and Directed Services LLC - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(i)

Amendment dated May 1, 2004 to the Investment Advisory Agreement   between ING Partners, Inc. and Directed Services LLC effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(ii)

Amendment dated September 1, 2004 to the Investment Advisory Agreement between ING Partners, Inc. and Directed Services LLC - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant’s Form N-1A Registration Statement on September 15, 2004 and incorporated herein by reference.

(iii)

Amendment dated November 1, 2004 to the Investment Advisory Agreement between ING Partners, Inc. and Directed Services LLC - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iv)

Amendment dated December 1, 2004 to the Investment Advisory Agreement between ING Partners, Inc. and Directed Services LLC - Filed as an Exhibit to Post-Effective Amendment No.  21 to Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(v)

Substitution Agreement between ING Partners, Inc. and Directed Services LLC, dated January 1, 2007 — Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(vi)

Amended Schedule A and Amended Schedule B effective May 1, 2013 to the Investment Advisory Agreement dated May 1, 2003 between ING Partners, Inc. and Directed Services LLC. — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(vii)	Side Agreement dated June 1, 2009 between Directed Service LLC and ING Partners, Inc. regarding waiver of advisory fee for ING Templeton Foreign Equity Portfolio (when investing in Templeton Institutional Funds-Foreign Smaller Companies Series) — Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(viii)

Form of Letter agreement effective May 1, 2013 between Directed Services LLC and ING Partners, Inc. regarding waiver of advisory fee and reduction of the investment management fee for ING Global Bond Portfolio (formerly, ING Oppenheimer Global Strategic Income Portfolio) — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(ix)

Letter agreement effective May 1, 2013 between Directed Services LLC and ING Partners, Inc. regarding reduction of the investment management fee for ING American Century Small-Mid Cap Value Portfolio from May 1, 2013 through and including May 1, 2014 — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(x)

Letter agreement effective May 1, 2013 between Directed Services LLC and ING Partners, Inc. regarding reduction of the investment management fee for ING Columbia Small Cap Value II Portfolio from May 1, 2013 through and including May 1, 2014 — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(xi)

Letter agreement effective May 1, 2013 between Directed Services LLC and ING Partners, Inc. regarding reduction of the investment management fee for ING Invesco Comstock Portfolio (formerly, ING Invesco Van Kampen Comstock Portfolio) for the period from May 1, 2013 through and including May 1, 2014 — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and

incorporated herein by reference.

(xii)

Letter agreement effective May 1, 2013 between Directed Services LLC and ING Partners, Inc. regarding reduction of the investment management fee for ING T. Rowe Price Growth Equity Portfolio for the period from May 1, 2013, through and including May 1, 2014 —Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(xiii)

Letter Agreement dated May 1, 2013 to reduce annual investment management fee for ING T. Rowe Price Growth Equity Portfolio for the period from May 1, 2013 through and including May 1, 2014 (reduction in excess of $500,000 all ING funds managed by T. Rowe Price) — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(xiv)

Letter Agreement dated May 1, 2013 between ING Partners, Inc. and ING Directed Services LLC to waive all of a portion of the investments management free for ING Invesco Comstock Portfolio from May 1, 2013 through May 1, 2014 — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(2)

Investment Sub-Advisory Agreement between ING Life Insurance Company  and Annuity Company and UBS Global Asset Management, Inc. (Americas) (regarding ING UBS U.S. Large Cap Equity Portfolio) effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(i)

Amendment dated April 28, 2006 to the Investment Sub-Advisory Agreement between Directed Services LLC and UBS Global Asset Management, Inc. (US) (regarding UBS U.S. Large Cap Equity and ING UBS U.S. Small Cap Growth Portfolio) — Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(ii)

Second Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between Directed Services LLC and UBS Global Asset Management, Inc. (US) — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)

Substitution Agreement dated January 1, 2007 between UBS Global Asset Management, Inc. and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iv)

Third Amendment dated August 1, 2008 between UBS Global Asset Management, Inc. and Directed Services LLC — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(v)

Amended Appendix A to Investment Sub-Advisory Agreement dated November 2009 between Directed Services LLC and UBS Global Asset Management (Americas) Inc. — Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(vi)

Termination Letter dated January 8, 2013 with regard to the merger of ING UBS U.S. Large Cap Equity Portfolio with and into ING Growth and Income Portfolio effective March 8, 2013 — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(3)

Investment Sub-Advisory Agreement dated December 14, 2000 between Directed Services LLC (formerly Aetna Life Insurance and Annuity Company) and T. Rowe Price Associates, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 5 to Registrant’s Form N-1A Registration Statement on April 30, 2001 and incorporated herein by reference.

(i)

Letter Agreement dated December 5, 2001 for Fee Waiver between Directed Services LLC and T. Rowe Price Associates, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(ii)

Amendment dated December 31, 2001 to the Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. effective December 31, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(iii)

Amendment dated June 2, 2003 to the Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. effective June 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(iv)

Amendment dated November 8, 2004 to Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(v)

Fourth Amendment effective December 15, 2006 to the Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vi)

Substitution Agreement dated January 1, 2007 between T. Rowe Price Associates, Inc. and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vii)	Fifth Amendment effective May 1, 2007 to the

Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. — Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(viii)

Sixth Amendment effective July 7, 2008 to the Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(ix)

Seventh Amendment effective August 1, 2008 to the Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(x)

Eighth Amendment effective June 1, 2010 to the Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(4)

Investment Sub-Advisory Agreement dated April 1, 2010 between ING Directed Services LLC and American Century Investment Management, Inc - Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(5)

Investment Sub-Advisory Agreement dated March 11, 2002 between ING Life Insurance and Annuity Company and BAMCO, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

	(i)	Amendment dated June 2, 2003 to the Investment Sub-Advisory Agreement between Directed Services LLC and BAMCO, Inc. - Filed as an Exhibit to Post-

Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)

Amendment No. 2 dated May 12, 2005 to the Investment Sub-Advisory Agreement between Directed Services LLC and BAMCO, Inc.  — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(iii)

Amendment No. 3 dated December 7, 2005 to the Investment Sub-Advisory Agreement between Directed Services LLC and BAMCO, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(iv)

Fourth Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between Directed Services LLC and BAMCO, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(v)

Substitution Agreement dated January 1, 2007 between BAMCO, Inc. and Directed Services LLC —  Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vi)

Fifth Amendment dated August 1, 2008 to the Investment Sub-Advisory Agreement between Directed Services LLC and BAMCO, Inc. — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(vii)

Amended Appendix A dated November 2012 to Investment Sub-Advisory Agreement between Directed Services LLC and BAMCO, Inc. — Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(6)	Investment Sub-Advisory Agreement dated March 26, 2002 between

ING Life Insurance and Annuity Company and J.P. Morgan Investment Management, Inc. (formerly, Robert Fleming, Inc.) - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(i)

Amendment dated June 3, 2003 to the Investment Sub-Advisory Agreement between Directed Services LLC and Robert Fleming, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)

Assumption Agreement dated November 18, 2003 to the Investment Sub-Advisory Agreement between Directed Services LLC and J. P. Morgan Investment Management Inc. regarding RFI merger into J.P. Morgan Investment Management Inc.- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iii)

Second Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between Directed Services LLC and J. P. Morgan Investment Management Inc. regarding RFI merger into J.P. Morgan Investment Management Inc.-  — Filed as an Exhibit to Post-Effective Amendment No. 33 to Registrant’s Form N-1A Registration Statement on June 28, 2007 and incorporated herein by reference.

(iv)

Substitution Agreement dated January 1, 2007 between J.P. Morgan Investment Management Inc. and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(v)

Third Amendment dated August 1, 2008 to the Investment Sub-Advisory Agreement between Directed Services LLC and J.P. Morgan Investment Management Inc. — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(7)

Investment Sub-Advisory Agreement dated March 12, 2002 between Directed Services LLC and Pacific Investment Management Company, LLC - Filed as an Exhibit to Post-Effective Amendment No. 9 to

Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(i)

Amendment dated June 2, 2003 to the Investment Sub-Advisory Agreement between Directed Services LLC and Pacific Investment Management Company, LLC - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)

Second Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between Directed Services LLC and Pacific Investment Management Company, LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)

Substitution Agreement dated January 1, 2007 between Pacific Investment Management Company, LLC and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iv)

Third Amendment dated April 1, 2008 to the Investment Sub-Advisory Agreement between Directed Services LLC and Pacific Investment Management Company, LLC — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(v)

Fourth Amendment dated August 1, 2008 of the Investment Sub-Advisory Agreement between Directed Services LLC and Pacific Investment Management Company, LLC — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(vi)

Amended Appendix A effective November 2011 to the Investment Sub-Advisory Agreement dated March 12, 2002 between Directed Services LLC and Pacific Investment Management Company, LLC — Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Form N-1A Registration Statement on April 23, 2012 and incorporated herein by reference.

(8)

Investment Sub-Advisory Agreement effective June 1, 2010 between Directed Services LLC and INVESCO Advisers, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(i)

Amended Appendix A effective November 2011 to the Investment Sub-Advisory Agreement effective June 1, 2010 between Directed Services LLC and INVESCO Advisers, Inc. — Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Form N-1A Registration Statement on April 23, 2012 and incorporated herein by reference.

(9)

Investment Sub-Advisory Agreement dated November 8, 2004 between Directed Services LLC and OppenheimerFunds, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(i)

First Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between Directed Services LLC and OppenheimerFunds, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)

Substitution Agreement dated January 1, 2007 between OppenheimerFunds, Inc. and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

	(iii)	Second Amendment dated August 1, 2008 to the Investment Sub-Advisory Agreement between Directed Services LLC and OppenheimerFunds, Inc —

Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(iv)

Amended Schedule A effective January 2011 to Investment Sub-Advisory Agreement dated November 8, 2004 between Directed Services LLC and OppenheimerFunds, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(10)

Sub-Advisory Agreement dated December 7, 2005 between Directed Services LLC and Pioneer Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(i)

First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between Directed Services LLC and Pioneer Investment Management, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)

Substitution Agreement dated January 1, 2007 between Pioneer Investment Management, Inc. and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)

Amended Schedule A dated September 6, 2008 to the Sub-Advisory Agreement between Directed Services LLC and Pioneer Investment Management, Inc. — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(11)

Sub-Advisory Agreement dated December 7, 2005 between Directed Services LLC and Templeton Investment Counsel, LLC - Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(i)

Amended Schedule A dated April 28, 2006 to the Sub-Advisory Agreement dated December 7, 2005 — Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(ii)

First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between Directed Services LLC and Templeton Investment Counsel, LLC —  Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)

Substitution Agreement dated January 1, 2007 between Templeton Investment Counsel, LLC and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iv)

Letter Agreement dated June 1, 2009 between Directed Services LLC and Templeton Investment Counsel, LLC regarding waiver of sub-advisory fee for ING Templeton Foreign Equity Portfolio (when investing in Templeton Institutional Funds — Foreign Smaller Companies Series) — Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(12)

Sub-Advisory Agreement dated May 1, 2010 between Directed Services LLC and Columbia Management Investment Advisers, LLC (formerly, RiverSource Investments, LLC) — Filed as an Exhibit to Post-Effective Amendment No. 53 to Registrant’s Form N-1A Registration Statement on July 15, 2011 and incorporated herein by reference.

(i)

Amended Schedule A effective November 2011 to the Sub-Advisory Agreement dated May 1, 2010 between Directed Services LLC and Columbia Management Investment Advisers, LLC — Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Form N-1A Registration Statement on April 23, 2012 and incorporated herein by reference.

	(ii)	Amended Schedule A effective May 1, 2013 to the

Sub-Advisory Agreement dated May 1, 2010 between Directed Services LLC and Columbia Management Investment Advisers, LLC — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(13)

Sub-Advisory Agreement dated October 31, 2005 between Directed Services LLC and Davis Selected Advisers, L.P. —  Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(i)

First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between Directed Services LLC and Davis Selected Advisers, L.P. —  Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)

Substitution Agreement, dated January 1, 2007 between Davis Selected Advisers, L.P. and Directed Services LLC —  Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)

Amended Schedule A effective January 1, 2012 to the Sub-Advisory Agreement dated October 31, 2005 between Davis Selected Advisers, L.P. and Directed Services LLC — Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(iv)

Termination Letter dated February 12, 2013 with regard to ING Davis New York Venture Portfolio effective April 14, 2013 — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(14)

Sub-Advisory Agreement dated August 7, 2006 between Directed Services LLC and Thornburg Investment Management — Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(i)

First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between Directed Services LLC and Thornburg Investment Management — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)

Substitution Agreement dated January 1, 2007 between Thornburg Investment Management and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)

Termination Letter dated September 14, 2012 with regard to ING Thornburg Value Portfolio effective November 16, 2012 — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(15)

Sub-Advisory Agreement dated June 7, 2011 between Directed Services LLC and ING Investment Management Asia/Pacific (Hong Kong) Limited regarding ING Global Bond Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 53 to Registrant’s Form N-1A Registration Statement on July 15, 2011 and incorporated herein by reference.

(16)

Sub-Advisory Agreement dated June 7, 2011 between Directed Services LLC and ING Investment Management Co. LLC (formerly ING Investment Management Co.) regarding ING Global Bond Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 53 to Registrant’s Form N-1A Registration Statement on July 15, 2011 and incorporated herein by reference.

(i)

Amended Schedule A effective May 1, 2013 to the Sub-Advisory Agreement dated June 7, 2011 between Directed Services LLC and ING Investment Management Co. LLC — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(17)	Sub-Advisory Agreement dated June 7, 2011 between Directed

Services LLC and ING Investment Management Advisors B.V. regarding ING Global Bond Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 53 to Registrant’s Form N-1A Registration Statement on July 15, 2011 and incorporated herein by reference.

(18)

Amended and Restated Expense Limitation Agreement effective December 7, 2005 as amended and restated January 1, 2007 between Directed Services LLC. and ING Partners, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)

First Amendment, dated January 30, 2009, to the Amended and Restated Expense Limitation Agreement effective December 7, 2005 as amended and restated January 1, 2007 between Directed Services LLC and ING Partners, Inc. — Filed as an exhibit to Post-Effective Amendment No. 47 to Registrant’s Form N-1A Registration Statement on December 3, 2009 and incorporated herein by reference.

(ii)

Amended Schedule A effective May 1, 2013 to the Amended and Restated Expense Limitation Agreement effective December 7, 2005 as amended and restated January 1, 2007 between Directed Services LLC and ING Partners, Inc. — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(iii)

Form of Letter Agreement effective May 1, 2013 between Directed Services LLC and ING Partners, Inc. regarding Expense Limitation Recoupments — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(19)

Amended and Restated Expense Limitation Agreement regarding ING Solution Portfolios effective February 1, 2005 as amended and restated January 1, 2007 between Directed Services LLC and ING Partners, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

	(i)	First Amendment to the Amended and Restated Expense Limitation Agreement dated January 30, 2009

— Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(ii)

Amended Schedule A effective May 1, 2012 to Amended and Restated Expense Limitation Agreement effective February 1, 2005 as amended and restated January 1, 2007 between Directed Services LLC and ING Partners, Inc. — Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Form N-1A Registration Statement on April 23, 2012 and incorporated herein by reference.

(iii)

Amended Schedule A effective May 1, 2013 to Amended and Restated Expense Limitation Agreement effective February 1, 2005 as amended and restated January 1, 2007 between Directed Services LLC and ING Partners, Inc. — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(20)

Letter agreement effective May 1, 2013 between Directed Services LLC and ING Partners, Inc. regarding expense limitation for ING Invesco Comstock Portfolio (formerly, ING Invesco Van Kampen Comstock Portfolio) — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(21)

Letter agreement effective May 1, 2013 between Directed Services LLC and ING Partners, Inc. regarding expense limitation for Class ADV, Class I, Class S, and Class S2 shares of ING Columbia contrarian Core Portfolio (formerly, ING David New York Venture Portfolio) — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(22)

Letter agreement effective July 21, 2012 between Directed Services LLC and ING Partners, Inc. regarding expense limitation for ING Templeton Foreign Equity Portfolio — Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Form N-1A Registration Statement on April 23, 2012 and incorporated herein by reference.

(23)	Letter Agreement between ING Investors Distributor, LLC and ING Partners, Inc. to waive a portion of the distribution fee for Service

Class shares of ING Baron Growth Portfolio from May 1, 2013 through May 1, 2014 — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(e)	(1)

Distribution Agreement dated January 1, 2007 between the ING Partners, Inc. and ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

		(i)

Amended Schedule A, effective May 1, 2013, to the Distribution Agreement between ING Partners, Inc. and ING Funds Distributor, LLC — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(f)		N/A
(g)	(1)

Custody Agreement dated January 6, 2003 between ING Partners, Inc. and The Bank of New York Mellon- Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

		(i)

Amended Exhibit A effective March 28, 2013 to the Custody Agreement dated January 6, 2003 with The Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

	(2)

Foreign Custody Manager Agreement dated January 6, 2003, with The Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

		(i)

Amended Exhibit A effective March 28, 2013 to the Foreign Custody Manager Agreement dated January 6, 2003 with The Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

		(ii)	Amended Schedule 2 effective June 4, 2008 to the Foreign Custody Manager Agreement dated January 6,

			2003 with the Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.
	(3)

Fund Accounting Agreement dated January 6, 2003, with The Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

		(i)

Amended Exhibit A effective March 28, 2013 to the Fund Accounting Agreement dated January 6, 2003 with The Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(h)	(1)

Amended and Restated Administrative Services Agreement entered into on November 19, 2003 as amended and restated on November 30, 2008  between ING Partners, Inc. and ING Funds Services, LLC - Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

		(i)

Amended Schedule A and Amended Schedule B, effective May 1, 2013, to the Amended and Restated Administrative Services Agreement entered into on November 19, 2003 as amended and restated on November 30, 2008 between ING Partners, Inc. and ING Funds Services, LLC — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

	(2)	License Agreement between Aetna and T. Rowe Price Associates, Inc. - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.
	(3)

Transfer Agency Services Agreement dated February 25, 2009 by and between BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) and ING Partners, Inc. — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

		(i)	Amended Exhibit A, effective March 28, 2013, to the

Transfer Agency Services Agreement between BNY Mellon Investment Servicing (US) Inc. and ING Partners, Inc. — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(ii)

Amendment to Transfer Agency Services Agreement, effective February 8, 2011, between BNY Mellon Investment Servicing (US) Inc. and ING Partners, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(4)

Securities Lending Agreement and Guaranty, dated August 7, 2003, between ING Partners, Inc. and The Bank of New York Mellon - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(i)

Amended Exhibit A, effective March 28, 2013, to the Securities Lending Agreement and Guaranty dated August 7, 2003 between ING Partners, Inc. and The Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(5)	Delegation Agreement - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.
(6)

Form of Participation Agreement, effective January 1, 2007, among ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance \ Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance \ Company of New York and Security Life of Denver Insurance Company and ING Funds Distributor, LLC and ING Investors Trust and ING Partners, Inc.— Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(7)

Form of Shareholder Servicing Agreement between ING Investor’s Trust and ING Partners, Inc and ING Funds Distributor, LLC and ING Life Insurance Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Lif4e insurance Company, ReliaStar

Life Insurance Company of New York and Security Life of Denver Insurance Company, for the Adviser Class Shares, Service Class Shares, Service 2 Class Shares and Class T shares, effective January 1, 2007 — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

	(8)

Service Agreement between Directed Services LLC and Golden American Life Insurance Company effective July 13, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

	(9)

Service Agreement between Directed Services LLC and ReliaStar Life Insurance Company effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

	(10)

Service Agreement between Directed Services LLC and ReliaStar Life Insurance Company of New York effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

	(11)

Service Agreement between Directed Services LLC and Southland Life Insurance Company effective as of May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A  Registration Statement on October 29, 2004 and incorporated herein by reference.

	(12)

Service Agreement between Directed Services LLC and Security Life of Denver Insurance Company effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(i)	(1)

Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Fidelity VIP Contrafund Portfolio, ING Fidelity VIP Growth Portfolio, ING Fidelity VIP Equity Income Portfolio and ING Fidelity VIP Mid Cap Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant’s Form N-1A Registration Statement on July 2, 2004 and incorporated herein by reference.

	(2)	Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Oppenheimer Strategic Income Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(3)

Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Income Portfolio, ING Income 2015 Portfolio, ING Income 2025 Portfolio, ING Income 2035 Portfolio, and ING Income 2045 Portfolio (Adviser, Service and Initial Class)- Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(4)

Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Solution Income Portfolio, ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio and ING Solution 2045 Portfolio (Class T) - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant’s Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

(5)

Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Baron Asset Portfolio, ING Lord Abbett U.S. Government Securities Portfolio, ING Neuberger Berman Partners Portfolio, ING Neuberger Berman Regency Portfolio, ING Pioneer High Yield Portfolio, and ING Templeton Foreign Equity Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(6)

Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Columbia Small Cap Value II Portfolio and ING UBS U.S. Small Cap Growth Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(7)

Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Solution Growth and Income Portfolio and ING Solution Growth Portfolio —  Filed as an Exhibit to Post-Effective Amendment No. 33 to Registrant’s Form N-1A Registration Statement on June 28, 2007 and incorporated herein by reference.

(8)	Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Index Solution Income

Portfolio, ING Index Solution 2015 Portfolio, ING Index Solution 2025 Portfolio, ING Index Solution 2035 Portfolio and ING Index Solution 2045 Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(9)

Legal Opinion of Counsel regarding the legality of the securities being registered with regard to Service 2 Class shares of the Registrant — Filed as an exhibit to Post-Effective Amendment No. 41 to Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(10)

Legal Opinion of Counsel regarding the legality of the securities being registered with regard to Service 2 Class shares of the Registrant — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(11)

Legal Opinion of Counsel regarding the legality of the securities being registered with regard to ING Solution 2055 Portfolio and ING Index Solution 2055 Portfolio — Filed as an exhibit to Post-Effective  Amendment No. 47 to Registrant’s Form N-1A Registration Statement on December 3, 2009 and incorporated herein by reference.

(12)

Legal Opinion of Counsel regarding: the legality of the securities being registered with regard to ING Solution Aggressive Growth Portfolio and ING Solution Conservative Portfolio and;  the legality of the securities being registered with regard to Service 2 Class shares of ING Solution Growth Portfolio and ING Solution Moderate Portfolio (formerly, ING Solution Growth and Income Portfolio) —Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(13)

Legal Opinion of Counsel regarding the legality of the securities being registered with regard to ING Solution 2020 Portfolio, ING Solution 2030 Portfolio, ING Solution 2040 Portfolio, ING Solution 2050 Portfolio, ING Index Solution 2020 Portfolio, ING Index Solution 2030 Portfolio, ING Index Solution 2040 Portfolio and ING Index Solution 2050 Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 54 to Registrant’s Form N-1A Registration Statement on September 27, 2011 and incorporated herein by reference.

(14)

Legal Opinion of Counsel regarding the legality of the securities being registered with regard to ING Solution Aggressive Portfolio —Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form

		N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(j)	(1)	Consent of Dechert LLP —Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.
	(2)	Consent of KPMG LLP —Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.
(k)		N/A
(l)		Agreement re: Initial Contribution to Working Capital — Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.
(m)	(1)

Amended and Restated Plan of Distribution pursuant to Rule 12b-1 of ING Partners, Inc. regarding Adviser Class shares approved November 29, 2012 — Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

	(2)

Amended and Restated Distribution Plan pursuant to Rule 12b-1 of ING Partners, Inc. regarding Service 2 Class shares approved on November 29, 2012 — Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

		(i)

Letter Agreement, dated May 1, 2013, between ING Investments Distributor, LLC and ING Partners, Inc. regarding waiver of distribution fees for Class S2 shares of the Registrant for the period from May 1, 2013 through May 1, 2014 — Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

		(ii)

Letter Agreement, dated May 1, 2013, between ING Investments Distributor, LLC and ING Partners, Inc. regarding waiver of distribution fees for Class S2 shares of ING Solution Aggressive Portfolio for the period from May 1, 2013 through May 1, 2015 — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(iii)

Amended Schedule A last updated May 1, 2013 to the Amended and Restated Distribution Plan approved on November 29, 2012 — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(3)

Amended and Restated Distribution Plan pursuant to Rule 12b-1 of ING Partners, Inc. regarding Class T shares approved November 29, 2012 — Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(i)

Letter Agreement, dated May 1, 2013, between ING Funds Distributor, LLC and ING Partners, Inc. regarding waiver of distribution fees for Class T shares of the Registrant for the period from May 1, 2013 through May 1, 2014 — Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(4)

Amended and Restated Shareholder Servicing Plan of ING Partners, Inc. for Adviser Class Shares adopted November 29, 2012 — Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(5)

Amended and Restated Shareholder Servicing Plan of ING Partners, Inc. for Service Class Shares adopted November 29, 2012 — Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(6)

Amended and Restated Shareholder Servicing Plan of ING Partners, Inc. for Class T Shares adopted November 29, 2012 — Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(7)

Amended and Restated Shareholder Servicing Plan of ING Partners, Inc. for Service 2 Class shares adopted November 29, 2012 — Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

		(i)

Amended Schedule A, last updated May 1, 2013, to the Amended and Restated Shareholder Servicing Plan of ING Partners, Inc. for Service 2 Class shares adopted November 29, 2012 — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(n)	(1)

Third Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System amended as of November 14, 2008 — Filed as an exhibit to Post-Effective Amendment No. 41 to Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

		(i)

Amended Schedule A, effective May 1, 2013, to the Third Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(o)		N/A
(p)	(1)

Codes of Ethics, effective January 1, 2009, for American Century Investment Management, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 53 to Registrant’s Form N-1A Registration Statement on July 15, 2011 and incorporated herein by reference.

	(2)

Sarbanes-Oxley Act Code of Ethics for Senior Officers — Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

	(3)

Code of Ethics, dated May 18, 2011 for UBS Global Asset Management (Americas) — Filed as an Exhibit to Post-Effective Amendment No. 53 to Registrant’s Form N-1A Registration Statement on July 15, 2011 and incorporated herein by reference.

	(4)

Code of Ethics for Personal Investing for FMR dated 2011 — Filed as an Exhibit to Post-Effective Amendment No. 54 to Registrant’s Form N-1A Registration Statement on September 27, 2011 and incorporated herein by reference.

	(5)	Code of Ethics for OppenheimerFunds, Inc., effective June 1, 2011 —

Filed as an Exhibit to Post-Effective Amendment No. 53 to Registrant’s Form N-1A Registration Statement on July 15, 2011 and incorporated herein by reference.

(6)

ING Funds and Advisers Code of Ethics Amended January 2012 — Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Form N-1A Registration Statement on April 23, 2012 and incorporated herein by reference.

(7)

Code of Ethics, effective November 2010, for ING Investment Management Asia/Pacific (Hong Kong) Limited — Filed as an Exhibit to Post-Effective Amendment No. 53 to Registrant’s Form N-1A Registration Statement on July 15, 2011 and incorporated herein by reference.

(8)

Code of Ethics — ING IM Europe Insider Regulations, dated July 1, 2010, for ING Investment Management Advisors B.V. — Filed as an Exhibit to Post-Effective Amendment No. 54 to Registrant’s Form N-1A Registration Statement on September 27, 2011 and incorporated herein by reference.

(9)

Code of Ethics, revised February 1, 2010 for Pioneer Investment Management, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 53 to Registrant’s Form N-1A Registration Statement on July 15, 2011 and incorporated herein by reference.

(10)

Code of Ethics for Franklin Templeton Investments — Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(11)

Code of Ethics, effective May 1, 2010, for Columbia Management Investment Advisers, LLC — Filed as an Exhibit to Post-Effective Amendment No. 53 to Registrant’s Form N-1A Registration Statement on July 15, 2011 and incorporated herein by reference.

(12)

Code of Ethics and Conduct, effective May 20, 2011, for T. Rowe Price Group, Inc. and its Affiliates — Filed as an Exhibit to Post-Effective Amendment No. 53 to Registrant’s Form N-1A Registration Statement on July 15, 2011 and incorporated herein by reference.

(13)

Code of Ethics for Invesco Advisers, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(14)	Code of Ethics for BAMCO, Inc as amended and restated on February

12, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 53 to Registrant’s Form N-1A Registration Statement on July 15, 2011 and incorporated herein by reference.
(15)

Code of Ethics for J.P. Morgan Investment Management Inc. revised June 21, 2011 —Filed as an Exhibit to Post-Effective Amendment No. 53 to Registrant’s Form N-1A Registration Statement on July 15, 2011 and incorporated herein by reference.

(16)

Code of Ethics for Pacific Investment Management Company, LLC — Filed as an Exhibit to Post-Effective Amendment No. 54 to Registrant’s Form N-1A Registration Statement on September 27, 2011 and incorporated herein by reference.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
ING Partners, Inc. is a Maryland corporation for which separate financial statements are filed.
As of May 22, 2013 no affiliated insurance companies owned more than 25% of the outstanding voting securities of Class T shares of ING Index Solution 2055 Portfolio except as indicated below:

Reliastar Life Insurance Company (“Reliastar”)
Portfolio	% of Portfolio
ING Index Solution 2055 Portfolio — Class T Shares	99.66%

A list of all persons directly or indirectly under common control with the Registrant is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-90516) of ING USA Annuity and Life Insurance Company, as filed on April 9, 2004.

ITEM 30. INDEMNIFICATION

Article Ninth, Section (d) of the Registrant’s Articles of Incorporation provides for indemnification of directors and officers. In addition, the Registrant’s officers and directors will be covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company.

Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any “improper personal benefit”; and (2) that a corporation must (unless otherwise provided in the corporation’s charter or articles of  incorporation) indemnify a director if he or she is successful on the merits in defending a suit against him or her by reason of being a director. The statutory provisions are not exclusive; a corporation may provide greater indemnification rights than those provided by statute.

Section XI.B of the Amended and Restated Administrative Services Agreement, filed as exhibit (h1), to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference, provides for indemnification of the Administrator.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

Any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each sub-adviser of ING Partners, Inc. and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is described in each investment adviser’s Form ADV as currently on file with the SEC, the text of which is hereby incorporated by reference.

INVESTMENT ADVISER	FILE NO.
Directed Services LLC	801-32675
T. Rowe Price Associates, Inc.	801-856
American Century Investment Management, Inc.	801-8174
BAMCO, Inc.	801-29080
J.P. Morgan Investment Management Inc.	801-21011
Pacific Investment Management Company, LLC	801-48187
Invesco Advisers, Inc.	801-33949
Fidelity Management & Research Company	801-7884
OppenheimerFunds, Inc.	801-8253
ING Investment Management Co., LLC(formerly, ING Investment Management Co.)	801-9046
ING Investment Management Asia/Pacific (Hong Kong) Limited	801-64490
ING Investment Management Advisors B.V.	801-40494
Pioneer Investment Management, Inc.	801-8255
Templeton Investment Counsel, LLC	801-15125
Columbia Management Investment Advisers, LLC	801-25943

ITEM 32. PRINCIPAL UNDERWRITER
(a)

ING Investments Distributor, LLC is the principal underwriter for ING Balanced Portfolio, Inc.; ING Equity Trust; ING Funds Trust; ING Intermediate Bond Portfolio; ING Investors Trust; ING Mayflower Trust; ING Money Market Portfolio; ING Mutual Funds; ING Partners, Inc. ING Prime Rate Trust; ING Senior Income Fund;  ING Separate Portfolios Trust; ING Series Fund, Inc.; ING Strategic Allocation Portfolios, Inc.; ING Variable Funds;  ING Variable Insurance Trust; ING Variable Portfolios, Inc.; and ING Variable Products Trust.

(b)

Information as to the directors and officers of the Principal Underwriter together with the information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Principal Underwriter in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 34815) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

(c) Not applicable.
ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, ING Insurance and Annuity Company, maintain physical possession of each account, book or other documents at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 or at its principal place of business located at 151 Farmington Avenue Hartford, Connecticut 06156.

Shareholder records of direct shareholders are maintained by the transfer agent, Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (“1940 Act”) and the rules promulgated thereunder are maintained at the offices of (a) the Registrant, (b) Directed Services LLC (c) ING Investments Distributor LLC (d) the Transfer Agent (e)-(s) the Sub-Advisers and (t) the Custodian. The address of each is as follows:

(a)	ING Partners, Inc. 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258
(b)	Directed Services LLC 1475 Dunwoody Drive West Chester, Pennsylvania 19380

(c)	ING Investments Distributor, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258
(d)	BNY Mellon Investment Servicing (U.S.) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) 301 Bellevue Parkway Wilmington, Delaware 19809
(e)	American Century Investment Management, Inc. 4500 Main Street Kansas City, Missouri 64111
(f)	BAMCO, Inc. (BAMCO) 767 Fifth Avenue, 49th Floor New York, New York 10153
(g)	J.P. Morgan Investment Management Inc. (JPMIM) 270 Park Avenue New York, New York 10017
(h)	Pacific Investment Management Company LLC (PIMCO) 840 Newport Center Drive, Suite 100 Newport Beach, California 92660
(i)	T. Rowe Price Associates, Inc. (T. Rowe) 100 East Pratt Street Baltimore, Maryland 21202
(j)	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, Georgia 30309
(k)	FMR Co., Inc. 82 Devonshire Street Boston, Massachusetts 02109
(l)	OppenheimerFunds, Inc. (Oppenheimer) Two World Financial Center 225 Liberty Street, 11th Floor New York, New York 10281-1008
(m)	Pioneer Investment Management, Inc. 60 State Street Boston, Massachusetts 02109

(n)	Templeton Investment Counsel, LLC 500 East Broward Blvd., Suite 2100 Fort Lauderdale, Florida 33394
(o)	Columbia Management Investment Advisers, LLC (“CMIA”) 225 Franklin Street Boston, MA 02110
(p)	ING Investment Management Co., LLC (formerly, ING Investment Management Co.) 230 Park Avenue New York, New York 10169
(q)	ING Investment Management Asia/Pacific (Hong Kong) Limited 81/F, International Commerce Centre 1 Austin Road West Kowloon, Hong Kong
(r)	ING Investment Management Advisors B.V Schenkkade 65 The Hague, 2595AS
(s)	Bank of New York Mellon One Wall Street New York, New York 10286
ITEM 34. MANAGEMENT SERVICES
N/A
ITEM 35. UNDERTAKINGS
None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post — Effective Amendment No. 62 to the Registration Statement on Form N-1A pursuant to Rule 485(b) of the 1933 Act and the Registrant certifies that it has duly caused this Post — Effective Amendment No. 62 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 22nd day of May, 2013.

ING PARTNERS, INC.

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Todd Modic*	Senior Vice President Chief/Principal Financial Officer	May 22, 2013

Colleen D. Baldwin*	Director	May 22, 2013

John V. Boyer*	Director	May 22, 2013

Patricia W. Chadwick*	Director	May 22, 2013

Albert E. DePrince, Jr.*	Director	May 22, 2013

Peter S. Drotch*	Director	May 22, 2013

Signature	Title	Date

J. Michael Earley*	Director	May 22, 2013

Martin J. Gavin*	Director	May 22, 2013

Russell H. Jones*	Director	May 22, 2013

Patrick W. Kenny*	Director	May 22, 2013

Shaun P. Mathews*	Interested Director and President and Chief Executive Officer	May 22, 2013

Joseph E. Obermeyer*	Director	May 22, 2013

Sheryl K. Pressler*	Director	May 22, 2013

Roger B. Vincent*	Director	May 22, 2013

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
as Attorney-in-Fact**

**                                  Powers of Attorney for Todd Modic and each Director are attached hereto.

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews, and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2, and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Balanced Portfolio, Inc.	33-27247	811-5773
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING Intermediate Bond Portfolio	2-47232	811-2361
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Money Market Portfolio	2-53038	811-2565
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-138186	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Funds	2-51739	811-2514
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Portfolios, Inc.	333-05173	811-7651
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 22, 2013.

/s/ Colleen D. Baldwin
Colleen D. Baldwin
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews, and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Balanced Portfolio, Inc.	33-27247	811-5773
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING Intermediate Bond Portfolio	2-47232	811-2361
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Money Market Portfolio	2-53038	811-2565
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-138186	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Funds	2-51739	811-2514
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Portfolios, Inc.	333-05173	811-7651
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 22, 2013.

/s/ John V. Boyer
John V. Boyer
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews, and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Balanced Portfolio, Inc.	33-27247	811-5773
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING Intermediate Bond Portfolio	2-47232	811-2361
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Money Market Portfolio	2-53038	811-2565
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-138186	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Funds	2-51739	811-2514
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Portfolios, Inc.	333-05173	811-7651
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 22, 2013.

/s/ Patricia W. Chadwick
Patricia W. Chadwick
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews, and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Balanced Portfolio, Inc.	33-27247	811-5773
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING Intermediate Bond Portfolio	2-47232	811-2361
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Money Market Portfolio	2-53038	811-2565
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-138186	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Funds	2-51739	811-2514
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Portfolios, Inc.	333-05173	811-7651
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 22, 2013.

/s/ Albert E. DePrince, Jr.
Albert E. DePrince, Jr.
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews, and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Balanced Portfolio, Inc.	33-27247	811-5773
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING Intermediate Bond Portfolio	2-47232	811-2361
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Money Market Portfolio	2-53038	811-2565
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-138186	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Funds	2-51739	811-2514
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Portfolios, Inc.	333-05173	811-7651
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 22, 2013.

/s/ Peter S. Drotch
Peter S. Drotch
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews, and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Balanced Portfolio, Inc.	33-27247	811-5773
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING Intermediate Bond Portfolio	2-47232	811-2361
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Money Market Portfolio	2-53038	811-2565
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-138186	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Funds	2-51739	811-2514
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Portfolios, Inc.	333-05173	811-7651
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 22, 2013.

/s/ J. Michael Earley
J. Michael Earley
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews, and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Balanced Portfolio, Inc.	33-27247	811-5773
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING Intermediate Bond Portfolio	2-47232	811-2361
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Money Market Portfolio	2-53038	811-2565
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-138186	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Funds	2-51739	811-2514
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Portfolios, Inc.	333-05173	811-7651
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 22, 2013.

/s/ Martin J. Gavin
Martin J. Gavin
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews, and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Balanced Portfolio, Inc.	33-27247	811-5773
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING Intermediate Bond Portfolio	2-47232	811-2361
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Money Market Portfolio	2-53038	811-2565
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-138186	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Funds	2-51739	811-2514
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Portfolios, Inc.	333-05173	811-7651
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 22, 2013.

/s/ Russell H. Jones
Russell H. Jones
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews, and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Balanced Portfolio, Inc.	33-27247	811-5773
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING Intermediate Bond Portfolio	2-47232	811-2361
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Money Market Portfolio	2-53038	811-2565
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-138186	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Funds	2-51739	811-2514
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Portfolios, Inc.	333-05173	811-7651
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 22, 2013.

/s/ Patrick W. Kenny
Patrick W. Kenny
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Officer and Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Balanced Portfolio, Inc.	33-27247	811-5773
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING Intermediate Bond Portfolio	2-47232	811-2361
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Money Market Portfolio	2-53038	811-2565
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-138186	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Funds	2-51739	811-2514
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Portfolios, Inc.	333-05173	811-7651
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 22, 2013.

/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer and Director and Trustee

POWER OF ATTORNEY

I, the undersigned Officer, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, and Shaun P. Mathews, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Balanced Portfolio, Inc.	33-27247	811-5773
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING Intermediate Bond Portfolio	2-47232	811-2361
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Money Market Portfolio	2-53038	811-2565
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-138186	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Funds	2-51739	811-2514
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Portfolios, Inc.	333-05173	811-7651
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 22, 2013.

/s/ Todd Modic
Todd Modic
Senior Vice President, Chief/Principal Financial
Officer and Assistant Secretary

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews, and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Balanced Portfolio, Inc.	33-27247	811-5773
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING Intermediate Bond Portfolio	2-47232	811-2361
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Money Market Portfolio	2-53038	811-2565
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-138186	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Funds	2-51739	811-2514
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Portfolios, Inc.	333-05173	811-7651
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 22, 2013.

/s/ Joseph E. Obermeyer
Joseph E. Obermeyer
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Balanced Portfolio, Inc.	33-27247	811-5773
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING Intermediate Bond Portfolio	2-47232	811-2361
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Money Market Portfolio	2-53038	811-2565
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-138186	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Funds	2-51739	811-2514
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Portfolios, Inc.	333-05173	811-7651
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 22, 2013.

/s/ Sheryl K. Pressler
Sheryl K. Pressler
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews, and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Balanced Portfolio, Inc.	33-27247	811-5773
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING Intermediate Bond Portfolio	2-47232	811-2361
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Money Market Portfolio	2-53038	811-2565
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-138186	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Funds	2-51739	811-2514
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Portfolios, Inc.	333-05173	811-7651
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 22, 2013.

/s/ Roger B. Vincent
Roger B. Vincent
Chairman and Director/Trustee

EXHIBIT INDEX

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
None	None